UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-5970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/07

ITEM 1.           REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Institutional Select Money Market Shares

Money Market Portfolio

October 31, 2007

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-scudder.com. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2007 to October 31, 2007).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Portfolio using each Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare each Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using each Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Institutional Select Money Market Shares

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2007
Actual Portfolio Return	Money Market Portfolio
Beginning Account Value 5/1/07	$ 1,000.00
Ending Account Value 10/31/07	$ 1,026.70
Expenses Paid per $1,000*	$ 1.02
Hypothetical 5% Portfolio Return
Beginning Account Value 5/1/07	$ 1,000.00
Ending Account Value 10/31/07	$ 1,024.13
Expenses Paid per $1,000*	$ 1.02
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratio
Institutional Select Money Market Shares	.20%

For more information, please refer to the Portfolio's prospectus.

Portfolio Summary

Money Market Portfolio

Asset Allocation	10/31/07	4/30/07

Commercial Paper	44%	38%
Certificates of Deposit and Bank Notes	23%	24%
Short-Term Notes	22%	29%
Repurchase Agreements	4%	4%
Master Notes	3%	1%
Promissory Notes	3%	3%
Government & Agency Obligations	1%	—
Funding Agreements	—	1%
	100%	100%
Weighted Average Maturity	10/31/07	4/30/07

Cash Account Trust — Money Market Portfolio	47 days	33 days
First Tier Retail Money Fund Average*	44 days	41 days
* The Portfolio is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio's holdings, see pages 5-10. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the 14th day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 14th day following quarter-end.

Investment Portfolio as of October 31, 2007 (Unaudited)

Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 23.3%
ABN AMRO Bank NV, 5.1%, 1/22/2008	45,000,000	45,003,036
Banco Santander Central Hispano SA:
4.91%, 2/1/2008	15,000,000	15,002,246
4.99%, 2/1/2008	45,550,000	45,554,594
Bank of Ireland, 4.96%, 1/24/2008	15,000,000	15,004,104
Bank of Nova Scotia, 4.83%, 11/26/2007	15,000,000	15,000,000
Bank of Scotland PLC:
4.77%, 4/25/2008	15,000,000	15,000,000
4.91%, 4/23/2008	20,000,000	20,005,599
4.93%, 10/9/2008	10,000,000	10,000,000
Bank of the West, 5.1%, 11/13/2007	46,700,000	46,700,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 5.3%, 2/21/2008	35,000,000	35,000,000
Barclays Bank PLC:
5.2%, 4/9/2008	22,200,000	22,200,000
5.22%, 12/27/2007	45,000,000	45,000,000
5.5%, 3/12/2008	38,000,000	38,000,000
Calyon, 4.8%, 3/25/2008	22,000,000	22,000,000
Canadian Imperial Bank of Commerce:
4.75%, 11/29/2007	35,000,000	35,000,000
5.181%, 3/17/2008	45,000,000	45,001,191
Chase Bank USA NA, 5.15%, 2/12/2008	22,000,000	22,000,000
Citibank NA, 5.3%, 2/20/2008	15,000,000	15,000,000
Credit Agricole SA, 5.31%, 11/13/2007	20,000,000	19,999,935
Credit Industrial et Commercial:
5.21%, 12/21/2007	40,000,000	40,000,548
5.35%, 11/13/2007	22,000,000	22,000,064
Credit Suisse, 5.307%, 11/2/2007	12,000,000	11,999,999
HSH Nordbank AG, 5.35%, 1/11/2008	32,000,000	31,999,756
KBC Bank NV, 5.7%, 3/6/2008	21,300,000	21,307,187
Landesbank Baden Wurttemberg:
5.4%, 3/18/2008	15,000,000	15,000,000
5.6%, 11/30/2007	15,000,000	15,000,000
Mizuho Corporate Bank:
5.1%, 11/13/2007	77,750,000	77,750,000
5.6%, 11/30/2007	67,000,000	67,000,000
Norinchukin Bank, 5.345%, 11/26/2007	25,000,000	25,000,000
Societe Generale:
5.305%, 1/24/2008	30,000,000	30,000,341
5.35%, 1/18/2008	30,000,000	30,000,000
5.35%, 1/22/2008	42,000,000	42,000,000
UBS AG:
5.39%, 3/18/2008	45,000,000	45,000,000
5.48%, 3/7/2008	40,000,000	40,000,000
Total Certificates of Deposit and Bank Notes (Cost $1,040,528,600)		1,040,528,600

Commercial Paper** 44.2%
Archer-Daniels-Midland Co., 4.62%, 12/11/2007	15,000,000	14,923,000
AstraZeneca PLC:
4.95%, 4/7/2008	32,000,000	31,304,800
5.22%, 12/12/2007	10,000,000	9,940,550
Atlantis One Funding Corp.:
4.8%, 1/30/2008	20,000,000	19,760,000
4.9%, 11/1/2007	100,000,000	100,000,000
Bank of America Corp., 5.185%, 1/22/2008	25,000,000	24,704,743
Bank of Scotland PLC, 5.08%, 1/16/2008	35,000,000	34,624,644
Cafco LLC, 5.75%, 11/26/2007	25,000,000	24,900,174
Caisse Nationale des Caisses D'Epargne et Prevoyance, 5.168%, 11/13/2007	40,000,000	39,931,093
Cancara Asset Securitization LLC:
5.17%, 1/11/2008	20,000,000	19,796,072
5.215%, 1/14/2008	40,000,000	39,571,211
6.1%, 12/14/2007	20,000,000	19,854,278
6.17%, 12/14/2007	20,000,000	19,852,606
Chariot Funding LLC, 5.75%, 11/19/2007	5,000,000	4,985,625
Ciesco LLC:
5.43%, 2/14/2008	25,000,000	24,604,063
5.45%, 2/14/2008	25,000,000	24,602,604
5.75%, 11/20/2007	35,000,000	34,893,785
CitiBank Credit Card Issuance Trust, Series 01-A3, 6.15%, 12/14/2007	20,000,000	19,853,083
CRC Funding LLC, 5.8%, 11/19/2007	25,000,000	24,927,500
Depfa Bank PLC, 5.49%, 11/29/2007	20,000,000	19,914,600
Diageo Capital PLC, 5.28%, 11/8/2007	18,500,000	18,481,007
Falcon Asset Securitization Corp.:
5.75%, 11/16/2007	20,000,000	19,952,083
5.75%, 11/19/2007	10,000,000	9,971,250
Fortune Brands, Inc., 5.05%, 11/1/2007	18,240,000	18,240,000
General Electric Capital Corp.:
4.62%, 4/21/2008	15,000,000	14,668,900
5.15%, 1/24/2008	35,000,000	34,579,417
General Electric Co., 4.94%, 12/31/2007	15,000,000	14,876,500
Giro Balanced Funding Corp.:
5.175%, 12/3/2007	25,000,000	24,885,000
5.18%, 11/29/2007	40,000,000	39,838,844
Grampian Funding Ltd.:
5.16%, 2/5/2008	33,000,000	32,545,920
5.18%, 12/20/2007	32,450,000	32,221,209
5.18%, 1/2/2008	20,000,000	19,821,578
5.28%, 11/2/2007	23,500,000	23,496,553
5.75%, 11/26/2007	25,000,000	24,900,174
5.75%, 12/18/2007	5,000,000	4,962,465
Jupiter Securitization Corp., 4.9%, 11/1/2007	31,000,000	31,000,000
KBC Financial Products International Ltd., 5.22%, 12/17/2007	35,000,000	34,766,550
Kellogg Co., 5.2%, 11/16/2007	15,000,000	14,967,500
Lake Constance Funding LLC, 5.23%, 1/11/2008	15,000,000	14,845,279
Liberty Street Funding, 6.0%, 11/16/2007	15,000,000	14,962,500
Natexis Banques Populaires US Finance Co., LLC, 4.745%, 2/6/2008	20,000,000	19,744,297
Nestle Capital Corp.:
4.75%, 3/7/2008	25,000,000	24,581,076
5.23%, 1/24/2008	22,500,000	22,225,425
Nieuw Amsterdam Receivables Corp.:
5.15%, 11/13/2007	75,000,000	74,871,250
5.22%, 1/4/2008	20,000,000	19,814,400
Norddeutsche Landesbank Girozentrale, 5.23%, 1/7/2008	14,500,000	14,358,863
North Sea Funding LLC, 5.15%, 1/25/2008	40,000,000	39,513,611
Old Line Funding LLC:
5.9%, 11/14/2007	40,000,000	39,914,778
5.9%, 11/16/2007	7,000,000	6,982,792
6.0%, 11/26/2007	20,000,000	19,916,667
Park Avenue Receivables Co., LLC, 5.75%, 11/19/2007	15,000,000	14,956,875
Perry Global Funding LLC:
Series A, 5.23%, 12/21/2007	15,000,000	14,891,042
Series A, 5.26%, 1/17/2008	20,000,000	19,774,989
Pfizer, Inc., 4.53%, 4/28/2008	22,000,000	21,504,468
Prudential PLC, 5.24%, 11/23/2007	80,000,000	79,743,822
Ranger Funding Co., LLC, 5.8%, 11/19/2007	17,000,000	16,950,700
San Paolo IMI US Financial Co., 5.105%, 1/11/2008	20,000,000	19,798,636
Scaldis Capital LLC:
5.0%, 11/15/2007	28,797,000	28,741,006
5.02%, 1/25/2008	16,000,000	15,810,356
5.18%, 1/3/2008	40,000,000	39,637,400
5.24%, 1/9/2008	30,000,000	29,698,700
5.75%, 11/19/2007	10,000,000	9,971,250
Sheffield Receivables Corp., 6.1%, 12/13/2007	20,000,000	19,857,667
Siemens Capital Co., LLC, 4.8%, 11/29/2007	15,000,000	14,944,000
Societe Generale North America, Inc.:
4.775%, 2/1/2008	15,000,000	14,816,958
5.16%, 1/3/2008	44,600,000	44,197,262
5.17%, 11/9/2007	18,000,000	17,979,320
5.57%, 12/4/2007	30,000,000	29,846,825
Swedbank AB, 4.73%, 2/29/2008	18,000,000	17,716,200
Teachers Insurance & Annuity Association of America, 5.31%, 11/20/2007	14,000,000	13,960,765
Tempo Finance Corp., 5.36%, 12/19/2007	25,000,000	24,821,333
Toyota Motor Credit Corp., 4.84%, 3/31/2008	20,000,000	19,593,978
Tulip Funding Corp., 6.25%, 11/13/2007	28,000,000	27,941,667
Westpac Banking Corp.:
5.1%, 1/11/2008	20,000,000	19,798,833
5.165%, 11/7/2007	45,000,000	44,961,262
5.23%, 11/20/2007	25,500,000	25,429,613
Windmill Funding Corp., 5.07%, 1/18/2008	44,000,000	43,516,660
Total Commercial Paper (Cost $1,969,711,906)		1,969,711,906

Short-Term Notes* 21.6%
Alliance & Leicester PLC, 5.131%, 8/7/2008	50,000,000	50,000,000
American Express Bank FSB, 5.081%, 2/8/2008	20,000,000	20,000,000
Australia & New Zealand Banking Group Ltd., 4.97%, 8/22/2008	20,000,000	20,000,000
Bank of America NA, 5.315%, 5/16/2008	15,000,000	15,000,000
Bank of Ireland, 5.007%, 8/19/2008	100,000,000	100,000,000
BMW (UK) Capital PLC, 5.111%, 8/14/2008	20,000,000	20,000,000
BNP Paribas, 4.846%, 8/25/2008	35,000,000	35,000,000
Canadian Imperial Bank of Commerce:
4.91%, 6/9/2008	14,000,000	14,000,000
5.248%, 7/18/2008	15,000,000	14,979,231
Commonwealth Bank of Australia, 4.912%, 9/23/2008	30,000,000	30,000,000
Credit Agricole SA, 5.18%, 7/22/2008	35,000,000	35,000,000
DNB NOR Bank ASA, 4.872%, 9/24/2008	30,000,000	30,000,000
General Electric Capital Corp.:
5.661%, 3/4/2008	45,000,000	45,010,899
5.696%, 1/15/2008	27,000,000	26,993,938
HSBC Bank USA NA, 5.091%, 8/14/2008	165,000,000	165,001,263
HSBC Finance Corp., 5.131%, 8/6/2008	30,000,000	30,000,000
Intesa Bank Ireland PLC, 4.882%, 8/22/2008	21,000,000	21,000,000
Marshall & Ilsley Bank, 5.091%, 8/14/2008	35,000,000	35,000,000
Mitsubishi UFJ Trust & Banking Corp., 5.05%, 2/19/2008	30,000,000	30,000,000
Nordea Bank AB, 5.111%, 9/8/2008	30,000,000	30,000,000
Pyxis Master Trust, Series 2007-6, 5.6%, 3/6/2008	19,000,000	19,000,000
Skandinaviska Enskilda Banken:
5.055%, 8/19/2008	25,000,000	25,000,000
5.121%, 8/8/2008	50,000,000	50,000,000
SunTrust Bank, Atlanta, 5.18%, 4/21/2008	15,000,000	14,985,180
UniCredito Italiano Bank (Ireland) PLC:
5.111%, 8/13/2008	25,000,000	25,000,000
5.141%, 8/8/2008	42,000,000	42,000,000
UniCredito Italiano SpA, 5.113%, 5/2/2008	22,000,000	21,999,987
Total Short-Term Notes (Cost $964,970,498)		964,970,498

Master Notes* 3.0%
Citigroup Global Markets, Inc., 5.037%, 11/1/20007 (a)	82,000,000	82,000,000
The Bear Stearns Companies, Inc., 5.067%, 11/1/2007 (a)	50,000,000	50,000,000
Total Master Notes (Cost $132,000,000)		132,000,000

Promissory Notes* 2.7%
Merrill Lynch & Co., Inc., 5.708%, 3/4/2008	85,000,000	85,000,000
The Goldman Sachs Group, Inc., 4.89%, 1/18/2008	34,000,000	34,000,000
Total Promissory Notes (Cost $119,000,000)		119,000,000

Government & Agency Obligations 1.1%
US Treasury Bills:
3.9%**, 4/24/2008	19,600,000	19,228,417
4.085%**, 4/17/2008	15,000,000	14,714,050
US Treasury Note, 4.125%, 8/15/2008	15,000,000	15,004,530
Total Government & Agency Obligations (Cost $48,946,997)		48,946,997

Repurchase Agreements 3.9%
JPMorgan Securities, Inc., 4.96%, dated 10/31/2007, to be repurchased at $12,996,146 on 11/1/2007 (b)	12,994,352	12,994,352
State Street Bank and Trust Co., 4.35%, dated 10/31/2007, to be repurchased at $135,016 on 11/1/2007 (c)	135,000	135,000
The Bear Stearns & Co., Inc., 4.97%, dated 10/31/2007, to be repurchased at $161,822,337 on 11/1/2007 (d)	161,800,000	161,800,000
Total Repurchase Agreements (Cost $174,929,352)		174,929,352
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,450,087,353)+	99.8	4,450,087,353
Other Assets and Liabilities, Net	0.2	7,680,456
Net Assets	100.0	4,457,767,809
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2007.
** Annualized yield at the time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $4,450,087,353.
(a) Reset date; not maturity date.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
556,589	Federal National Mortgage Association	5.5	1/25/2039	559,257
12,426,609	Government National Mortgage Association	5.878	6/16/2024	12,698,550
Total Collateral Value				13,257,807
(c) Collateralized by $135,000 US Treasury Note, 5.625%, maturing on 5/15/2008 with a value of $139,563.
(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
133,858,662	Federal Home Loan Mortgage Corp.	6.522-7.261	1/1/2024-1/1/2037	137,806,103
27,025,624	Federal National Mortgage Association	5.154-5.989	9/1/2036-9/1/2037	27,230,097
Total Collateral Value				165,036,200

The accompanying notes are an integral part of the financial statements.

Financial Statements

Money Market Portfolio

Statement of Assets and Liabilities as of October 31, 2007 (Unaudited)
Assets	Money Market Portfolio
Investments: Investments in securities, valued at amortized cost	$ 4,275,158,001
Repurchase agreements, valued at amortized cost	174,929,352
Total investments, valued at amortized cost	4,450,087,353
Cash	459
Interest receivable	12,388,140
Receivable for Portfolio shares sold	381,421
Other assets	120,014
Total assets	4,462,977,387
Liabilities
Dividends payable	91,714
Payable for Portfolio shares redeemed	28,233
Accrued management fee	559,554
Other accrued expenses and payables	4,530,077
Total liabilities	5,209,578
Net assets, at value	$ 4,457,767,809
Net Assets Consist of
Undistributed net investment income	107,755
Accumulated net realized gain (loss)	(656,350)
Paid-in capital	4,458,316,404
Net assets, at value	$ 4,457,767,809

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2007 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio

Capital Assets Funds Shares

Net Asset Value, offering and redemption price per share ($1,003,207,475 ÷ 1,003,178,852 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Capital Assets Funds Preferred Shares

Net Asset Value, offering and redemption price per share ($14,790,530 ÷ 14,789,483 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Shares

Net Asset Value, offering and redemption price per share ($97,382,826 ÷ 97,378,161 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Plus Shares

Net Asset Value, offering and redemption price per share ($21,921,167 ÷ 21,919,788 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Institutional Money Market Shares

Net Asset Value, offering and redemption price per share ($155,246,664 ÷ 155,240,579 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Institutional Select Money Market Shares

Net Asset Value, offering and redemption price per share ($237 ÷ 236 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Premier Money Market Shares

Net Asset Value, offering and redemption price per share ($1,599,289,697 ÷ 1,599,112,522 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Premium Reserve Money Market Shares

Net Asset Value, offering and redemption price per share ($280,160,135 ÷ 280,068,527 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Service Shares

Net Asset Value, offering and redemption price per share ($1,285,769,078 ÷ 1,285,737,361 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended October 31, 2007 (Unaudited)
Investment Income	Money Market Portfolio
Income: Interest	$ 115,968,144
Expenses: Management fee	3,409,148
Services to shareholders	4,855,191
Custodian fees	78,425
Distribution and service fees	11,023,036
Professional fees	72,849
Trustees' fees and expenses	48,361
Reports to shareholders	443,876
Registration fees	75,397
Other	58,484
Total expenses before expense reductions	20,064,767
Expense reductions	(364,236)
Total expenses after expense reductions	19,700,531
Net investment income	96,267,613
Net realized gain (loss) from investments	105,176
Net increase (decrease) in net assets resulting from operations	$ 96,372,789

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Money Market Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
Operations: Net investment income	$ 96,267,613	$ 200,559,589
Net realized gain (loss)	105,176	9,799
Net increase in net assets resulting from operations	96,372,789	200,569,388
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(21,939,558)	(36,724,741)
Capital Assets Funds Preferred Shares	(738,709)	(3,836)
Davidson Cash Equivalent Shares	(3,288,888)	(18,279,052)
Davidson Cash Equivalent Plus Shares	(997,314)	(8,466,268)
Institutional Money Market Shares	(2,864,673)	(5,459,807)
Institutional Select Money Market Shares	(6)	(12)
Premier Money Market Shares	(33,370,063)	(77,585,050)
Premium Reserve Money Market Shares	(6,778,983)	(13,590,652)
Service Shares	(26,289,413)	(40,450,171)
Portfolio share transactions: Proceeds from shares sold	3,127,470,160	5,148,526,894
Reinvestment of distributions	95,595,345	200,601,501
Cost of shares redeemed	(2,920,768,961)	(8,090,063,170)
Net increase (decrease) in net assets from Portfolio share transactions	302,296,544	(2,740,934,775)
Increase (decrease) in net assets	302,401,726	(2,740,924,976)
Net assets at beginning of period	4,155,366,083	6,896,291,059
Net assets at end of period (including undistributed net investment income of $107,755 and $107,749, respectively)	$ 4,457,767,809	$ 4,155,366,083

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio Institutional Select Money Market Shares
Years Ended April 30,	2007[a]	2007	2006	2005	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.026	.051	.038	.017	.010	.005
Less distributions from net investment income	(.026)	(.051)	(.038)	(.017)	(.010)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	2.67**	5.22	3.82	1.75	.99	.52**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.0002	.0002	.0002	.001	.001	.001
Ratio of expenses (%)	.20*	.20	.19	.20	.18	.19*
Ratio of net investment income (%)	5.24*	5.08	3.80	1.73	.98	1.33*
[a] For the six months ended October 31, 2007 (Unaudited).
[b] For the period from December 2, 2002 (commencement of sales of Institutional Select Money Market Shares) to April 30, 2003.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). The financial statements of Government & Agency Securities Portfolio and Tax-Exempt Portfolio are presented in separate annual reports.

Money Market Portfolio (the "Portfolio") offers nine classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares.

The financial highlights for all classes of shares, other than Institutional Select Money Market Shares, are provided separately and are available upon request.

The Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

At April 30, 2007, the Portfolio had a net tax basis capital loss carryforward of approximately ($761,500) which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2010 ($750,000) and April 30, 2015 ($11,500), the respective expiration dates, whichever occurs first.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Portfolio a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns. Management has evaluated the application of FIN 48 and has determined there is no impact on the Portfolio's financial statements.

Distribution of Income. Net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Portfolio pays a monthly management fee based on the Trust's combined average daily net assets, accrued daily and payable monthly, at 1/12 of the following annual rates:

First $500 million of the Trust's combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

Accordingly, for the six months ended October 31, 2007, the Portfolio incurred a management fee equivalent to the following annualized effective rate of the Portfolio's average daily net assets:

Annualized Effective Rate
Money Market Portfolio	.16%

For the period from May 1, 2007 through October 31, 2007, the Advisor has voluntarily agreed to waive or reimburse certain operating expenses in order to maintain the annual expenses at .20% of the Institutional Select Money Market shares of the Money Market Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering costs).

The Advisor also has agreed to maintain expenses of certain other classes of the Trust These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Portfolio. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the six months ended October 31, 2007, the amounts charged to the Portfolio by DWS-SISC were as follows:

Money Market Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2007
Capital Assets Funds Shares	$ 1,190,270	$ 81,303	$ 340,372
Capital Assets Funds Preferred Shares	29,342	14,245	9,177
Davidson Cash Equivalent Shares	185,490	—	100,372
Davidson Cash Equivalent Plus Shares	43,577	—	11,475
Institutional Money Market Shares	14,976	—	5,404
Premier Money Market Shares	1,792,803	—	632,915
Premium Reserve Money Market Shares	143,943	—	42,536
Service Shares	1,402,574	188,629	424,934

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2007, the Distribution Fee was as follows:

Money Market Portfolio:	Distribution Fee	Unpaid at October 31, 2007	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 1,630,652	$ 275,903.33%		.33%
Capital Assets Funds Preferred Shares	30,591	2,112.20%		.20%
Davidson Cash Equivalent Shares	222,588	25,913.30%		.30%
Davidson Cash Equivalent Plus Shares	54,471	4,784.25%		.25%
Institutional Money Market Shares	5,498	1,164.01%		.08%
Premier Money Market Shares	1,850,938	333,485.25%		.25%
Service Shares	3,548,367	642,412.60%		.60%

In addition, DWS-SDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2007, the Service Fee was as follows:

Money Market Portfolio:	Service Fee	Unpaid at October 31, 2007	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 1,235,342	$ 211,886.25%		.25%
Capital Assets Funds Preferred Shares	15,296	1,184.10%		.10%
Davidson Cash Equivalent Shares	185,490	21,509.25%		.25%
Davidson Cash Equivalent Plus Shares	43,577	5,176.20%		.20%
Institutional Money Market Shares	5,498	1,163.01%		.08%
Premier Money Market Shares	1,848,343	325,782.25%		.25%
Premium Reserve Money Market Shares	346,385	58,601.25%		.25%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the six months ended October 31, 2007, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:

	Total Aggregated	Unpaid at October 31, 2007
Money Market Portfolio	$ 40,206	$ 9,149

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Fee Reductions

For the six months ended October 31, 2007, the Advisor has agreed to reimburse the Portfolio the following amount, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider:

Amount ($)
Money Market Portfolio	$ 24,043

In addition, the Portfolio has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended October 31, 2007, the Portfolio's custodian fees were reduced as follows:

	Custody Credits	Transfer Agent Credits
Money Market Portfolio	$ 1,635	$ 54,381

4. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

Money Market Portfolio

	Six Months Ended October 31, 2007		Year Ended April 30, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	472,056,883	$ 472,056,883	818,107,945	$ 818,107,945
Capital Assets Funds Preferred Shares	121,941,148	121,941,148	478,930	478,930
Davidson Cash Equivalent Shares	2,739,462	2,739,462	556,803,724	556,803,724
Davidson Cash Equivalent Plus Shares	7,263,228	7,263,228	380,070,592	380,070,592
Institutional Money Market Shares	277,187,405	277,187,405	486,240,953	486,240,953
Premier Money Market Shares	1,132,416,698	1,132,416,698	1,111,654,666	1,111,654,666
Premium Reserve Money Market Shares	210,371,519	210,371,519	646,507,853	646,507,853
Service Shares	903,493,817	903,493,817	1,148,662,231	1,148,662,231
		$ 3,127,470,160		$ 5,148,526,894
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	21,941,967	$ 21,941,967	36,885,574	$ 36,885,574
Capital Assets Funds Preferred Shares	738,309	738,309	3,857	3,857
Davidson Cash Equivalent Shares	3,289,763	3,289,763	18,365,368	18,365,368
Davidson Cash Equivalent Plus Shares	997,593	997,593	8,499,010	8,499,010
Institutional Money Market Shares	2,812,738	2,812,738	5,445,623	5,445,623
Institutional Select Money Market Shares	7	7	18	18
Premier Money Market Shares	33,377,742	33,377,742	78,434,057	78,434,057
Premium Reserve Money Market Shares	6,153,718	6,153,718	12,335,715	12,335,715
Service Shares	26,283,508	26,283,508	40,632,279	40,632,279
		$ 95,595,345		$ 200,601,501
Shares redeemed
Capital Assets Funds Shares	(469,721,416)	$ (469,721,416)	(651,365,112)	$ (651,365,112)
Capital Assets Funds Preferred Shares	(107,952,863)	(107,952,863)	(494,097)	(494,097)
Davidson Cash Equivalent Shares	(149,041,624)	(149,041,624)	(713,155,632)	(713,155,632)
Davidson Cash Equivalent Plus Shares	(69,569,867)	(69,569,867)	(455,143,929)	(455,143,929)
Institutional Money Market Shares	(255,754,855)	(255,754,855)	(467,531,149)	(467,531,149)
Premier Money Market Shares	(909,244,535)	(909,244,535)	(3,942,857,458)	(3,942,857,458)
Premium Reserve Money Market Shares	(218,717,738)	(218,717,738)	(885,193,065)	(885,193,065)
Service Shares	(740,766,063)	(740,766,063)	(974,322,728)	(974,322,728)
		$ (2,920,768,961)		$ (8,090,063,170)
Net increase (decrease)
Capital Assets Funds Shares	24,277,434	$ 24,277,434	203,628,407	$ 203,628,407
Capital Assets Funds Preferred Shares	14,726,594	14,726,594	(11,310)	(11,310)
Davidson Cash Equivalent Shares	(143,012,399)	(143,012,399)	(137,986,540)	(137,986,540)
Davidson Cash Equivalent Plus Shares	(61,309,046)	(61,309,046)	(66,574,327)	(66,574,327)
Institutional Money Market Shares	24,245,288	24,245,288	24,155,427	24,155,427
Institutional Select Money Market Shares	7	7	18	18
Premier Money Market Shares	256,549,905	256,549,905	(2,752,768,735)	(2,752,768,735)
Premium Reserve Money Market Shares	(2,192,501)	(2,192,501)	(226,349,497)	(226,349,497)
Service Shares	189,011,262	189,011,262	214,971,782	214,971,782
		$ 302,296,544		$ (2,740,934,775)

Other Information

Proxy Voting

A description of the Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Principal Underwriter

DWS Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor") in September 2007. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. These materials included an analysis of the Portfolio's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results of the Portfolio. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board. Throughout their consideration of the Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Portfolio since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio. The Board considered, generally, that shareholders invested in the Portfolio, or approved the investment management agreement for the Portfolio, knowing that the Advisor managed the Portfolio and knowing the investment management fee schedule. The Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Portfolio with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Portfolio's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer universe performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Portfolio's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer group compiled by iMoneyNet Inc.), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Portfolio's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Portfolio's management fee rate, operating expenses and total expense ratios, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper and supplemented by the independent fee consultant. The information provided to the Board, which included the effect of contractual expense caps that expired on August 1, 2007 for Service Shares, Capital Assets Funds Shares, and Capital Assets Funds Preferred Shares and voluntary expense caps for Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares and Institutional Select Money Market Shares showed that the Portfolio's management fee rate was at the 14th percentile of the peer group, and that the Portfolio's total expense ratios (excluding any 12b-1 fees and/or administrative services fees) were at the following percentiles of the peer universe: the 76th percentile for Capital Assets Funds Shares, the 66th percentile for Capital Assets Funds Preferred Shares, the 36th percentile for Davidson Cash Equivalent Shares, the 30th percentile for Davidson Cash Equivalent Plus Shares, the 51st percentile for Institutional Money Market Shares, the 41st percentile for Institutional Select Money Market Shares, the 59th percentile for Premier Money Market Shares, the 30th percentile for Service Shares and the 26th percentile for Premium Reserve Money Market Shares. The Board also considered the Portfolio's management fee rates as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures among the DWS Funds. The Board took into account the Advisor's commitment to cap total expenses for Service Shares, Capital Assets Funds Shares and Capital Assets Funds Preferred Shares until August 1, 2008.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that, although total expense ratios for certain share classes were above the median of the peer universe, such total expense ratios were within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Portfolio in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DIMA's methodology in allocating its costs to the management of the Portfolio. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Portfolio were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and whether the Portfolio benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Portfolio. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with Portfolio shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by the Advisor for administrative services provided to the Portfolio and any fees received by an affiliate of the Advisor for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DeAM products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Portfolio. No single factor was determinative in the Board's analysis.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

Thomas H. Mack

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed in the first paragraph of this Privacy Statement.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2007

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the Chairman of the Nominating and Governance Committee, Two International Place, Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio (Institutional Select Money Market Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Money Market Portfolio (Institutional Select Money Market Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 28, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	December 28, 2007